Annual Total Returns[BarChart] - Federated Hermes International Leaders Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.53%)	30.09%	27.15%	(4.45%)	(2.20%)	(2.93%)	27.98%	(20.85%)	26.68%	15.46%